Selling, General and Administrative Expenses	9 Months Ended
Dec. 31, 2023
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Selling, General and Administrative Expenses
15.	Selling, General and Administrative Expenses
Selling, general and administrative expenses for the nine months ended December 31, 2022 and 2023 are as follows:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Personnel expenses	¥238,728	¥258,510
Selling expenses	64,151	78,390
Administrative expenses	102,845	115,302
Depreciation of office facilities	6,563	6,734

Total	¥412,287	¥458,936

Selling, general and administrative expenses for the three months ended December 31, 2022 and 2023 are as follows:

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Personnel expenses	¥84,628	¥87,327
Selling expenses	22,900	27,583
Administrative expenses	34,592	39,421
Depreciation of office facilities	2,213	2,340

Total	¥144,333	¥156,671